Income from operations - Disaggregation of Sales per geographic area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from operations [Line Items]
Total sales from contracts with customers	€ 17,461	€ 17,667	€ 17,779
Sales from other sources	373	354	390
Total sales	17,834	18,021	18,169
Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	3,897	3,951	3,770
Sales from other sources	24	28	49
Total sales	3,921	3,978	3,819
North America
Income from operations [Line Items]
Total sales from contracts with customers	7,423	7,560	7,470
Sales from other sources	119	93	92
Total sales	7,542	7,655	7,562
Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	1,223	1,294	1,378
Sales from other sources	229	231	248
Total sales	1,452	1,526	1,626
Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	12,543	12,805	12,618
Sales from other sources	372	353	389
Total sales	12,915	13,159	13,007
Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	4,917	4,861	5,161
Sales from other sources	1	1	1
Total sales	4,919	4,863	5,162
Sales at a point in time
Income from operations [Line Items]
Total sales from contracts with customers	12,219	12,385	12,569
Sales at a point in time | Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	2,606	2,698	2,552
Sales at a point in time | North America
Income from operations [Line Items]
Total sales from contracts with customers	4,945	4,958	4,859
Sales at a point in time | Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	798	893	980
Sales at a point in time | Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	8,349	8,549	8,392
Sales at a point in time | Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	3,870	3,836	4,177
Sales over time
Income from operations [Line Items]
Total sales from contracts with customers	5,241	5,282	5,210
Sales over time | Western Europe
Income from operations [Line Items]
Total sales from contracts with customers	1,291	1,254	1,221
Sales over time | North America
Income from operations [Line Items]
Total sales from contracts with customers	2,478	2,602	2,608
Sales over time | Other mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	425	401	398
Sales over time | Mature geographies
Income from operations [Line Items]
Total sales from contracts with customers	4,194	4,256	4,227
Sales over time | Growth geographies
Income from operations [Line Items]
Total sales from contracts with customers	€ 1,047	€ 1,026	€ 984